Share-Based Compensation - Schedule of Key Assumptions are Listed (Details) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Key Assumptions are Listed [Line Items]
Expected volatility	23.00%	24.00%	24.00%
Risk-free interest rate (per annum)	4.10%	4.60%	5.02%
Exercise multiple (in Dollars per share)	$ 2.8	$ 2.2	$ 2.8
Expected dividend yield	0.00%	0.00%	0.00%
Expected term (in years)	10 years	10 years	10 years
Fair value of the underlying ordinary share (in Dollars per share)	$ 2.7	$ 3.45
Minimum [Member]
Schedule of Key Assumptions are Listed [Line Items]
Fair value of the underlying ordinary share (in Dollars per share)			$ 2.15
Maximum [Member]
Schedule of Key Assumptions are Listed [Line Items]
Fair value of the underlying ordinary share (in Dollars per share)			$ 4.15